Other Income (Tables)	6 Months Ended
Oct. 31, 2023
Other Income [Abstract]
Schedule of Other Income
	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Bank and other interest income	18	743	15,945	8,988
Government grant	152	117	56	—
Others	1	7	51	—
	171	867	16,052	8,988